Document and Entity Information	3 Months Ended
Mar. 31, 2014
Document and Entity Information:
Entity Registrant Name	SYMBID CORP.
Document Type	S-1
Document Period End Date	Mar. 31, 2014
Amendment Flag	true
Amendment Description	This amendment is being filed to comply with regulations
Entity Central Index Key	0001532595
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No